Schedule of segment reporting significant expense (Details) - Titan Pharmaceuticals Inc [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Research and development costs						$ 1,913
General and Administrative: Board of directors’ fees	$ 657	$ 2,074	$ 1,190	$ 3,137	4,557	5,548
Total	$ 529	$ 1,826	$ 1,009	$ 2,841	4,075	7,216
Salaries And Employee Compensation And Benefits [Member]
Segment Reporting Information [Line Items]
General and Administrative: Board of directors’ fees					1,505	2,709
Professional Fees [Member]
Segment Reporting Information [Line Items]
General and Administrative: Board of directors’ fees					1,628	1,538
Insurance Expenses [Member]
Segment Reporting Information [Line Items]
General and Administrative: Board of directors’ fees					485	580
Board of Directors Fees [Member]
Segment Reporting Information [Line Items]
General and Administrative: Board of directors’ fees					$ 457	$ 476